Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	CBIZ CPAs P.C.
Auditor Firm ID	199
Auditor Location	New York, NY
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the consolidated statement of financial position of Hotel101 Global Holdings Corp. (the "Company") as of December 31, 2025, the related consolidated statements of comprehensive loss, changes in equity and cash flows for the year ended December 31, 2025, and the related notes (collectively referred to as the " financial statements"). In our opinion, based on our audit, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025, and the results of its operations and its cash flows for the year ended December 31, 2025, in conformity with the International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).